PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Deposits paid for acquisition of property and equipment	5,513	$ 195
Rental deposits and prepaid rental expenses	4,565	3,269
Prepaid film costs on behalf of other investors	3,700	2,980
Loans and interest receivables from producers of TV series and films	2,979	3,425
Amounts due from third parties	1,876	2,366
Prepaid film costs	1,321	2,327
Promotion and print costs paid on behalf of film producers	1,161	953
Advances to employees	1,062	725
Interests receivable	353	63
Prepaid advertising expenses	255	454
Other prepaid expenses	906	569
Total	23,691	17,326
Loans and interest receivables
Allowance for doubtful accounts on loans and interest receivables	1,854	148
Allowance for doubtful accounts on promotion and print costs paid on behalf of film producers	0	$ 5
Minimum
Loans and interest receivables
Fixed rate of returns on loans and interest receivables (as a percent)	7.20%
Maximum
Loans and interest receivables
Fixed rate of returns on loans and interest receivables (as a percent)	20.00%